SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Leases
2026	$ 738,033
2027	1,241,174
2028	1,050,135
2029	1,127,745
2030	1,207,484
Thereafter	10,764,835
Total future minimum lease payments	16,129,406
Less: imputed interest	(4,979,785)
Total	$ 11,149,621	$ 13,290,959